Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000248869
Shareholder Report [Line Items]
Fund Name	Strategas Macro Momentum ETF
Class Name	Strategas Macro Momentum ETF
Trading Symbol	SAMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samm
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 30,368,135
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 40,444
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,368,135	34	$40,444	170%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference* as of June 30, 2026

Table Summary
Value	Value
Utilities	2.8%
Real Estate	5.5%
Energy	6.1%
Materials	6.3%
Consumer Discretionary	6.7%
Financials	13.8%
Health Care	14.5%
Information Technology	17.8%
Industrials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
ASML Holding, Cl G	4.3%
GE Vernova	4.0%
CSX	3.9%
Freeport-McMoRan	3.7%
Viking Holdings	3.6%
Keysight Technologies	3.4%
Dell Technologies, Cl C	3.2%
United Rentals	3.2%
Marriott International, Cl A	3.2%
Entegris	3.2%

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samm
C000233882
Shareholder Report [Line Items]
Fund Name	Strategas Macro Thematic Opportunities ETF
Class Name	Strategas Macro Thematic Opportunities ETF
Trading Symbol	SAMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 882,894,037
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,811,465
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$882,894,037	45	$1,811,465	178%

Holdings [Text Block]

 Asset/Sector WeightingsFootnote Reference* as of June 30, 2026

Table Summary
Value	Value
Energy	1.9%
Real Estate	2.2%
Exchange-Traded Fund	2.4%
Materials	3.9%
Utilities	4.0%
Financials	4.5%
Communication Services	5.6%
Consumer Discretionary	9.3%
Health Care	9.7%
Consumer Staples	12.9%
Information Technology	19.1%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
FuelCell Energy	3.2%
Timken	3.0%
Corning	2.9%
Marvell Technology	2.8%
Onto Innovation	2.7%
AbbVie	2.6%
UnitedHealth Group	2.6%
Ouster	2.5%
Sphere Entertainment	2.5%
KLA	2.5%

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samt
C000233881
Shareholder Report [Line Items]
Fund Name	Strategas Global Policy Opportunities ETF
Class Name	Strategas Global Policy Opportunities ETF
Trading Symbol	SAGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/sagp
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 76,606,759
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 236,009
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$76,606,759	100	$236,009	40%

Holdings [Text Block]

Country Weightings as of June 30, 2026Footnote Reference*

Table Summary
Value	Value
Other Countries	2.9%
Singapore	1.5%
Ireland	1.5%
Germany	1.6%
Switzerland	1.6%
Denmark	1.7%
Australia	1.7%
Sweden	3.0%
Netherlands	3.3%
Canada	4.7%
Japan	6.6%
United Kingdom	9.1%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
Teradyne	2.6%
Axon Enterprise	2.3%
Stanley Black & Decker	2.3%
Ciena	2.1%
DaVita	2.1%
Chipotle Mexican Grill, Cl A	2.1%
Biogen	2.1%
A O Smith	2.1%
Humana	2.0%
Incyte	2.0%

Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/sagp